Accounts Receivable, Net - Schedule of Accounts Receivable Include Trade and Other Receivables (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025
Schedule of Accounts Receivable Include Trade and Other Receivables [Abstract]
Trade receivable	$ 102	$ 100
Other receivables	53	86
Grant receivable		5,011
Contract assets	1,860	1,499
Sales tax receivable	1,658	963
Deferred transaction costs		1,818
Total	$ 3,673	$ 9,477